Operating expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating expenses
Employee benefit expense (note 7)	£ (295,935,000)	£ (263,464,000)	£ (232,242,000)
Operating lease costs	(1,785,000)	(2,316,000)	(2,392,000)
Auditors' remuneration: audit of parent company and consolidated financial statements	(28,000)	(27,000)	(26,000)
Auditors' remuneration: audit of the Company's subsidiaries	(472,000)	(476,000)	(436,000)
Auditors' remuneration: tax compliance services	(212,000)	(392,000)	(690,000)
Auditors' remuneration: other services	(184,000)	(456,000)	(143,000)
Foreign exchange (losses)/gains	(994,000)	(2,646,000)	7,760,000
Gain/(loss) on disposal of property, plant and equipment	81,000	(43,000)	(126,000)
Depreciation-property, plant and equipment (note 13)	(10,625,000)	(10,106,000)	(9,967,000)
Depreciation-investment property (note 14)	(130,000)	(122,000)	(112,000)
Amortization (note 15)	(138,380,000)	(124,434,000)	(88,009,000)
Sponsorship, other commercial and broadcasting costs	(25,907,000)	(28,491,000)	(21,043,000)
External matchday costs	(24,193,000)	(26,892,000)	(22,244,000)
Property costs	(21,620,000)	(19,329,000)	(19,180,000)
Other operating expenses (individually less than 10,000,000)	(41,705,000)	(36,874,000)	(32,724,000)
Exceptional items (note 6)	(1,917,000)	4,753,000	(15,135,000)
Total operating expenses	(564,006,000)	(511,315,000)	(436,709,000)
Other operating expenses, limit for individual disclosure	£ 10,000,000	£ 10,000,000	£ 10,000,000